Note 14 - Earnings Per Common Share (Details)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Warrant [Member]
Note 14 - Earnings Per Common Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,949,667
Chief Executive Officer [Member]
Note 14 - Earnings Per Common Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	21,034	21,034